Contract Liabilities - Summary of Current and Non-current Contract Liabilities (Detail) ₺ in Thousands	Dec. 31, 2018 TRY (₺)
Disclosure of contract liabilities [line items]
Contract liabilities	₺ 255,756
Contract liabilities	131,598
Contract liabilities [member]
Disclosure of contract liabilities [line items]
Contract liabilities	255,756
Contract liabilities	₺ 131,598